Derivative Instruments	12 Months Ended
Feb. 01, 2014
Derivative Instruments
Derivative Instruments

Note 9.  Derivative instruments

We are exposed to fluctuations in interest rates on our Restated Term Loan Credit Facility. During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility resulting from fluctuations in the three-month LIBOR (the "cap"). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR rate or 7.0%. The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for cash flow hedge accounting under ASC 815, Derivatives and Hedging. The fair value of the cap as of February 1, 2014, and February 2, 2013, was immaterial and is included in Other assets on the Consolidated Balance Sheets. The change in fair value of the cap for the years resulted in an immaterial loss in both fiscal 2013 and fiscal 2012 and a loss of $5 million in fiscal 2011. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Comprehensive Income.